SCHEDULE OF COMMON SHARES ISSUED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Opening balance, shares	42,488,045	37,841,950	36,494,228
Opening balance, shares	$ 165,705,423	$ 151,206,539	$ 147,729,846
Funds from Common shares issued on privale placement, shares	24,693,643	1,786,000	1,126,635
Funds from Common shares issued on privale placement, value	$ 69,211,854	$ 1,607,400	$ 3,184,332
Fair value of warrants issued on private placement, shares
Fair value of warrants issued on private placement, value	$ (31,164,688)	$ (954,537)	$ (656,734)
Share issue costs, shares
Share issue costs, value	$ (878,185)	$ (578,317)	$ (247,892)
Shares issued to settle accounts payable, shares			5,422
Shares issued to settle accounts payable, value			$ 40,029
Funds from the exercise of stock options, shares	597,151	268,356	143,437
Funds from the exercise of stock options, shares	$ 754,711	$ 668,259	$ 418,845
Fair value of stock options exercised, shares
Fair value of stock options exercised	$ 2,209,196	$ 587,035	$ 374,129
Fair value of stock options exercised, shares	3,278,595	2,364,066	72,500
Funds from the exercise of warrants, value	$ 3,725,565	$ 7,767,067	$ 284,437
Fair value of exercised warrants, shares
Fair value of exercised warrants, shares	$ 4,816,224	$ 4,418,783	$ 79,547
Fair value of exercised warrants, shares			(272)
Adjustment of share for consolidation, value	$ 9,362,235	$ 983,194
Adjustment of share for consolidation, shares	5,449,723	227,673
Ending balance, shares	76,507,157	42,488,045	37,841,950
Ending balance, value	$ 223,742,335	$ 165,705,423	$ 151,206,539